Segment Information - Schedule of Revenues and Cost of Revenue by Segment (Details) - Operating Segments [Member] - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue and Cost of Revenue by Segment [Line Items]
Workspace membership		¥ 22,630	¥ 68,558	¥ 124,140
Other services		3,490	8,655	27,890
Total revenue		26,120	77,213	152,030
Workspace membership		(22,587)	(74,065)	(141,462)
Other services		(4,279)	(4,948)	(19,426)
Total cost of revenue (excluding impairment loss)	[1]	(26,866)	(79,013)	(160,888)
Reconciliation of profit or loss
Impairment loss on long-lived assets and long-term prepaid expenses		(2,948)	(967)	(29,109)
Sales and marketing expenses		(714)	(3,540)	(8,643)
General and administrative expenses		(36,666)	(44,974)	(77,119)
Change in fair value of warrant liability		463	4,949	9,099
Change in fair value of put option liability				373
Loss from operations		(40,611)	(46,332)	(114,257)
Interest income/(expense), net		185	(2,253)	907
Subsidy income		5	804	7,754
Impairment loss on long-term investments			(17,979)	(25,603)
Gain on disposal of long-term investments				6,370
Gain/(Loss) on disposal of subsidiaries		3,217	(607)	112,792
Other income, net		725	2,180	8,673
Gain/(Loss) from equity method investments			(483)	795
Loss before income taxes and discontinued operations		(36,479)	(64,670)	(2,569)
Workspace membership [Member]
Reconciliation of profit or loss
Depreciation and amortization expenses		660	9,082	11,116
Other services [Member]
Reconciliation of profit or loss
Depreciation and amortization expenses		¥ 250	¥ 539	¥ 5,211

[1]	A summary of depreciation and amortization expenses for the years presented is as follows: